Interest-bearing Loans and Borrowings - Additional Information (Detail) £ / shares in Units, £ in Thousands				12 Months Ended
	Jun. 21, 2019 GBP (£) shares	May 03, 2019 GBP (£) £ / shares shares	May 01, 2019 GBP (£)	Dec. 31, 2019 GBP (£) Installment	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 21, 2019 $ / shares
Disclosure of detailed information about borrowings [line items]
Accreted interest on bank loan				£ 1,523	£ 782	£ 67
Carrying value of the loan				£ 20,512	21,485
Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Number of monthly installments | Installment				23
Loan maturity date				March 1, 2021
Interest rate on loans				8.50%
Principal amount				£ 20,500
Number of additional warrants | shares		321,444
Fair value of additional warrants		£ 100
Original Discount Rate			18.00%
Ordinary shares exercise price | £ / shares		£ 2.95
Carrying value of the loan			£ 19,900
Increase decrease through previous and revised borrowings			500
Losses on borrowings recognized in profit and loss			£ 700
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Convertible loan amount	£ 2,400				2,000
Number of converted loans converted to ordinary shares | shares	1,071,042
Conversion price per share | $ / shares							$ 2.21
Reduction in interest-bearing loans and borrowings	£ 2,000
Reduction in other capital reserves	£ 300
Bonus shares | shares	864,988
Notes issued value					£ 2,900
Discounted debt ratio percentage					10.00%
Equity component of the Notes					£ 300